Segment Data	12 Months Ended
Dec. 31, 2011
Segment Data [Abstract]
Segment Data

NOTE 13 — SEGMENT DATA

The Company has two reportable segments, which it believes best reflect how the Company is currently managed – Americas and International. The Americas segment primarily includes operations in the United States and Canada, and the International segment primarily includes operations in Europe, Asia, Australia and Latin America. The Americas and International display inventory consists primarily of billboards, street furniture displays and transit displays. Corporate includes infrastructure and support including, information technology, human resources, legal, finance and administrative functions of each of the Company's operating segments, as well as overall executive, administrative and support functions. Share-based payments are recorded by each segment in direct operating and selling, general and administrative expenses.

The following table presents the Company's operating segment results for the years ended December 31, 2011, 2010 and 2009:

(In thousands)	Americas	International	Corporate and other reconciling items	Consolidated
Year Ended December 31, 2011
Revenue	$1,252,725	$1,751,149	$-	$3,003,874
Direct operating expenses	571,779	1,067,022	-	1,638,801
Selling, general and administrative expenses	201,124	339,748	-	540,872
Depreciation and amortization	211,056	219,908	1,071	432,035
Impairment charges	-	-	7,614	7,614
Corporate expenses	-	-	90,205	90,205
Other operating expense – net	-	-	8,591	8,591
Operating income (loss)	$268,766	$124,471	$(90,299)	$302,938

Segment assets	$3,886,098	$2,166,173	$1,035,914	$7,088,185
Capital expenditures	$126,698	$166,046	$-	$292,744
Share-based compensation expense	$7,601	$3,165	$147	$10,913

Year Ended December 31, 2010
Revenue	$1,216,930	$1,581,064	$-	$2,797,994
Direct operating expenses	560,378	999,594	-	1,559,972
Selling, general and administrative expenses	199,990	294,666	-	494,656
Depreciation and amortization	198,896	214,692	-	413,588
Impairment charges	-	-	11,493	11,493
Corporate expenses	-	-	107,596	107,596
Other operating expense – net	-	-	(23,753)	(23,753)
Operating income (loss)	$257,666	$72,112	$(142,842)	$186,936

Segment assets	$4,415,901	$2,222,121	$438,543	$7,076,565
Capital expenditures	$92,235	$103,038	$-	$195,273
Share-based compensation expense	$9,207	$2,746	$384	$12,337

Year Ended December 31, 2009
Revenue	$1,176,826	$1,521,198	$-	$2,698,024
Direct operating expenses	585,435	1,039,648	-	1,625,083
Selling, general and administrative expenses	184,946	299,458	-	484,404
Depreciation and amortization	199,888	239,759	-	439,647
Impairment charges	-	-	890,737	890,737
Corporate expenses	-	-	65,247	65,247
Other operating expense – net	-	-	(8,231)	(8,231)
Operating income (loss)	$206,557	$(57,667)	$(964,215)	$(815,325)

Segment assets	$4,573,573	$2,366,093	$252,756	$7,192,422
Capital expenditures	$82,690	$93,263	$-	$175,953
Share-based compensation expense	$7,977	$2,412	$1,715	$12,104

Revenue of $1.8 billion, $1.6 billion and $1.6 billion derived from the Company's foreign operations are included in the data above for the years ended December 31, 2011, 2010 and 2009, respectively. Revenue of $1.2 billion, $1.2 billion and $1.1 billion derived from the Company's U.S. operations are included in the data above for the years ended December 31, 2011, 2010 and 2009, respectively.

Identifiable long-lived assets of $796.3 million, $801.1 million and $862.1 million derived from the Company's foreign operations are included in the data above for the years ended December 31, 2011, 2010 and 2009, respectively. Identifiable long-lived assets of $1.5 billion, $1.5 billion and $1.6 billion derived from the Company's U.S. operations are included in the data above for the years ended December 31, 2011, 2010 and 2009, respectively.